Mineral Property, Plant and Equipment (Trillium) (Details) - Dec. 17, 2020 - Trillium $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 25.0	$ 19.5
Cash and cash equivalents recognised as of acquisition date		0.1
Current assets recognised as of acquisition date		$ 0.1